Other Payables and Accrued Expenses (FY) (Tables)	12 Months Ended
Sep. 30, 2019
OneWater LLC [Member]
Other Payables and Accrued Expenses [Abstract]
Other Payables and Accrued Expenses
Other payables and accrued expenses consisted of the following at September 30:

	2019	2018
	($ in thousands)
Payroll accrual	$3,999	$3,407
Sales taxes payable	1,870	1,430
Other payables and accrued expenses	4,784	1,096
Acquisition contingent consideration	—	1,058
Accrued interest	5,914	2,773
	$16,567	$9,764